UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archer Capital Management, L.P.
Address: 570 Lexington Avenue
         40th Floor
         New York, New York  10022

13F File Number:  028-14196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Goldenberg
Title:     Chief Financial Officer
Phone:     212.710.5707

Signature, Place, and Date of Signing:

 /s/ Brian Goldenberg     New York, New York/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $598,962 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107    13127   244913 SH       SOLE                   244913
ALERE INC                      PERP PFD CONV SE 01449J204    12453    64861 SH       SOLE                    64861
AUGUSTA RES CORP               COM NEW          050912203    13855  4513037 SH       SOLE                  4513037
BLUE WOLF MONGOLIA HOLDINGS    *W EXP 07/20/201 G11962118      400   500000 SH       SOLE                   500000
BLUE WOLF MONGOLIA HOLDINGS    SHS              G11962100     4790   500000 SH       SOLE                   500000
DANA HLDG CORP                 COM              235825205    16540  1575219 SH       SOLE                  1575219
DELTA PETE CORP                COM PAR $0.01    247907306      433   203060 SH       SOLE                   203060
GLOBAL EAGLE ACQUISITION COR   *W EXP 05/13/201 37951D110     1116  1487500 SH       SOLE                  1487500
GLOBAL EAGLE ACQUISITION COR   COM              37951D102     8431   887500 SH       SOLE                   887500
HEADWATERS INC                 COM              42210P102      541   375400 SH       SOLE                   375400
ISHARES TR                     RUSSELL 2000     464287655    96450  1500000 SH  PUT  SOLE                  1500000
LEAR CORP                      COM NEW          521865204     4968   115796 SH       SOLE                   115796
LEE ENTERPRISES INC            COM              523768109      328   421000 SH       SOLE                   421000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    35745  1592928 SH       SOLE                  1592928
NORDION INC                    COM              65563C105     4434   502776 SH       SOLE                   502776
NTELOS HLDGS CORP              COM              67020Q107    12756   719438 SH       SOLE                   719438
PRIMUS TELECOMMUNICATIONS GR   COM              741929301    11711  1101687 SH       SOLE                  1101687
PROSHARES TR                   ULTSHT CHINA 25  74347X567     3378    74450 SH       SOLE                    74450
SPDR GOLD TRUST                GOLD SHS         78463V107    60063   380000 SH  CALL SOLE                   380000
SPDR S&P 500 ETF TR            TR UNIT          78462F103   251193  2220000 SH  PUT  SOLE                  2220000
TMS INTL CORP                  CL A             87261Q103     3271   449322 SH       SOLE                   449322
TPC GROUP INC                  COM              89236Y104     7331   365097 SH       SOLE                   365097
TRANSOCEAN LTD                 REG SHS          H8817H100     4297    90000 SH  CALL SOLE                    90000
UNITED STATES OIL FUND LP      UNITS            91232N108    25307   830000 SH  PUT  SOLE                   830000
UNIVERSAL BUSINESS PMT SOL A   *W EXP 05/09/201 913384111      656   875000 SH       SOLE                   875000
UNIVERSAL BUSINESS PMT SOL A   COM              913384103     5031   875000 SH       SOLE                   875000
VIASYSTEMS GROUP INC           COM PAR$.01      92553H803      357    20300 SH       SOLE                    20300